Contributed equity - Summary of movements in ordinary share capital (Detail)	6 Months Ended
	Dec. 31, 2025 AUD ($) shares	Dec. 31, 2025 $ / shares	Dec. 31, 2024 AUD ($)
Disclosure of classes of share capital [line items]
Beginning Balance	$ (8,301,449)		$ (10,017,757)
Issue of shares	65,248,181		16,387,602
Ending balance	46,467,039		(3,807,543)
Contributed equity [member]
Disclosure of classes of share capital [line items]
Beginning Balance	123,045,889		101,637,758
Issue of shares	65,248,181		16,387,602
Ending balance	$ 186,592,055		$ 117,457,171
Contributed equity [member] | 1 July 2025 [Member]
Disclosure of classes of share capital [line items]
Beginning Balance | shares	809,418,734
Beginning Balance	$ 123,045,889
Contributed equity [member] | 31 December 2025 [Member]
Disclosure of classes of share capital [line items]
Ending Balance | shares	5,667,995,734
Ending balance	$ 186,592,055
Maxim Warrants Net Settlement [Member] | 25 July 2025 [Member]
Disclosure of classes of share capital [line items]
Issue price | $ / shares		$ 0.0882
Maxim Warrants Net Settlement [Member] | Contributed equity [member] | 25 July 2025 [Member]
Disclosure of classes of share capital [line items]
Increase (decrease) in shares outstanding | shares	1,057,000
Issue of shares	$ 93,280
August PIPE [Member] | 5 August 2025 [Member]
Disclosure of classes of share capital [line items]
Issue price | $ / shares		0.0412
August PIPE [Member] | Contributed equity [member] | 5 August 2025 [Member]
Disclosure of classes of share capital [line items]
Increase (decrease) in shares outstanding | shares	14,204,500
Issue of shares	$ 585,576
ATM issue of shares No. 65 [Member] | 20 August 2025 [Member]
Disclosure of classes of share capital [line items]
Issue price | $ / shares		0.0229
ATM issue of shares No. 65 [Member] | Contributed equity [member] | 20 August 2025 [Member]
Disclosure of classes of share capital [line items]
Increase (decrease) in shares outstanding | shares	650,000
Issue of shares	$ 14,869
ATM issue of shares No. 66 [Member] | 27 August 2025 [Member]
Disclosure of classes of share capital [line items]
Issue price | $ / shares		0.0255
ATM issue of shares No. 66 [Member] | Contributed equity [member] | 27 August 2025 [Member]
Disclosure of classes of share capital [line items]
Increase (decrease) in shares outstanding | shares	1,382,500
Issue of shares	$ 35,243
ATM issue of shares No. 67 [Member] | 12 September 2025 [Member]
Disclosure of classes of share capital [line items]
Issue price | $ / shares		0.0255
ATM issue of shares No. 67 [Member] | Contributed equity [member] | 12 September 2025 [Member]
Disclosure of classes of share capital [line items]
Increase (decrease) in shares outstanding | shares	8,576,000
Issue of shares	$ 219,008
ATM issue of shares No. 68 [Member] | 3 October 2025 [Member]
Disclosure of classes of share capital [line items]
Issue price | $ / shares		0.0234
ATM issue of shares No. 68 [Member] | Contributed equity [member] | 3 October 2025 [Member]
Disclosure of classes of share capital [line items]
Increase (decrease) in shares outstanding | shares	82,012,000
Issue of shares	$ 1,922,778
December PIPE – (Net of transaction costs) [Member] | 3 December 2025 [Member]
Disclosure of classes of share capital [line items]
Issue price | $ / shares		0.0116
December PIPE – (Net of transaction costs) [Member] | Contributed equity [member] | 3 December 2025 [Member]
Disclosure of classes of share capital [line items]
Increase (decrease) in shares outstanding | shares	4,530,854,000
Issue of shares	$ 52,660,499
Alumni Warrants Net Settlement [Member] | 10 December 2025 [Member]
Disclosure of classes of share capital [line items]
Issue price | $ / shares		0.0442
Alumni Warrants Net Settlement [Member] | Contributed equity [member] | 10 December 2025 [Member]
Disclosure of classes of share capital [line items]
Increase (decrease) in shares outstanding | shares	219,841,000
Issue of shares	$ 9,716,928
Less: share issue transaction costs [member]
Disclosure of classes of share capital [line items]
Issue price | $ / shares		$ 0
Less: share issue transaction costs [member] | Contributed equity [member]
Disclosure of classes of share capital [line items]
Issue of shares	$ (1,702,015)